ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities [Abstract]
Vessel operating expenses	$ 6,305	$ 1,959
Administrative expenses	1,330	799
Interest expense	10,555	11,074
Accrued expenses	$ 18,190	$ 13,832